Consolidated Schedule of Investments (Parenthetical)	Jun. 30, 2023 USD ($)
Schedule of Investments [Line Items]
Percentage representing private investments owned at fair value	103.39%
Percentage representing agreement for future delivery of common shares in investments owned	2.60%
Investment owned at cost	$ 89,937,868
Percentage representing common stock in investments owned	62.48%
Percentage representing convertible notes in investments owned	3.70%
Percentage representing preferred stock in investments owned	17.06%
Percentage representing liabilities in excess of other assets in investments owned	3.39%
Percentage representing net assets in investments owned	100.00%
Percentage representing forward contracts in portfolio	5.00%
Short term investment as a percentage of total investments	17.55%
Investment in Marketable Securities
Schedule of Investments [Line Items]
Short term investment as a percentage of total investments	17.55%
Common Class A
Schedule of Investments [Line Items]
Percentage of shares held by SPV	99.00%
Series J preferred stock
Schedule of Investments [Line Items]
Percentage of shares held by SPV	1.00%
US
Schedule of Investments [Line Items]
Percentage representing securities by country in investments owned	95.66%
GB
Schedule of Investments [Line Items]
Percentage representing securities by country in investments owned	3.12%
SE
Schedule of Investments [Line Items]
Percentage representing securities by country in investments owned	1.23%
Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 0
Common Stocks 62.48% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	54,150,480
Convertible Notes 3.70% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	2,000,000
Preferred Stocks 17.06% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 19,704,829
Financial Technology | Agreement for Future Delivery of Common Shares 2.60%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	2.60%
Financial Technology | Agreement for Future Delivery of Common Shares 2.60% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 4,589,153
Financial Technology | Common Stocks 62.48%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	15.40%
Financial Technology | Common Stocks 62.48% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 18,063,110
Financial Technology | Preferred Stocks 17.06%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	4.53%
Financial Technology | Preferred Stocks 17.06% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 7,900,765
Aviation And Aerospace | Common Stocks 62.48%
Schedule of Investments [Line Items]
Percentage representing common stock in investments owned	31.38%
Aviation And Aerospace | Common Stocks 62.48% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 15,678,605
Aviation And Aerospace | Convertible Notes 3.70%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	3.70%
Aviation And Aerospace | Convertible Notes 3.70% | Boom Technology Inc
Schedule of Investments [Line Items]
Investment payment in kind interest rate	5.00%
Investment maturity date	Jan. 09, 2027
Aviation And Aerospace | Convertible Notes 3.70% | Private Investments, at fair value 103.39% | Boom Technology Inc
Schedule of Investments [Line Items]
Investment owned at cost	$ 2,000,000	[1],[2]
Aviation And Aerospace | Preferred Stocks 17.06%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	9.49%
Education Services | Common Stocks 62.48%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	2.94%
Enterprise Software | Common Stocks 62.48%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	4.59%
Enterprise Software | Common Stocks 62.48% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 5,609,215
Gaming And Entertainment | Common Stocks 62.48%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	5.85%
Mobile Commerce | Common Stocks 62.48%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	1.33%
Mobile Commerce | Preferred Stocks 17.06%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	1.12%
Supply Chain And Logistics | Common Stocks 62.48%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	0.45%
Food Products | Preferred Stocks 17.06%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	1.25%
Food Products | Preferred Stocks 17.06% | Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Investment owned at cost	$ 3,371,926
Social Media | Common Stocks 62.48%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	0.54%
Social Media | Preferred Stocks 17.06%
Schedule of Investments [Line Items]
Percentage representing industry in investments owned	0.67%

[1]	Level 3 securities fair valued using significant unobservable inputs.
[2]	Restricted investments as to resale.